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                                                                     [LOGO]
                                                                    THE HARTFORD



May 3, 2004



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:   Hartford Life and Annuity Insurance Company
      ICMG Registered Variable Life Separate Account One ("Separate Account") The One Provider
      File No. 33-63731

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

     1. The form of Prospectus that would have been filed, on behalf of the Registrant, under paragraph (b) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

     2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on April 23, 2004.

If you have any questions, please feel free to contact me at (973) 301-4055.


Yours sincerely,

/s/ John A. Frost

John A. Frost
Counsel